Average Annual Total Returns	12 Months Ended
Dec. 31, 2014
Balanced Portfolio | Balanced Portfolio - Balanced Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.84%
Five Years	11.28%
Ten Years	8.01%
Inception Date	May 23, 1991
Capital Growth Portfolio | Capital Growth Portfolio - Capital Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.43%
Five Years	16.23%
Ten Years	10.37%
Inception Date	Dec. 03, 2002
Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%
Since Inception	8.60%
Inception Date	Oct. 19, 2011
Diversified Value Portfolio | Diversified Value Portfolio - Diversified Value Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.83%
Five Years	13.47%
Ten Years	7.32%
Inception Date	Feb. 08, 1999
Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.41%
Five Years	15.75%
Ten Years	8.22%
Inception Date	Jun. 07, 1993
Equity Index Portfolio | Equity Index Portfolio - Equity Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.51%
Five Years	15.28%
Ten Years	7.57%
Inception Date	Apr. 29, 1991
Growth Portfolio | Growth Portfolio - Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.79%
Five Years	15.11%
Ten Years	7.85%
Inception Date	Jun. 07, 1993
High Yield Bond Portfolio | High Yield Bond Portfolio - High Yield Bond Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.40%
Five Years	8.34%
Ten Years	6.26%
Inception Date	Jun. 03, 1996
International Portfolio | International Portfolio - International Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.05%)
Five Years	6.85%
Ten Years	6.60%
Inception Date	Jun. 03, 1994
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.59%
Five Years	16.87%
Ten Years	9.38%
Inception Date	Feb. 09, 1999
Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.03%
Since Inception	11.31%
Inception Date	Oct. 19, 2011
Money Market Portfolio | Money Market Portfolio - Money Market Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.10%
Five Years	0.15%
Ten Years	1.74%
Inception Date	May 02, 1991
REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.11%
Five Years	16.81%
Ten Years	8.29%
Inception Date	Feb. 09, 1999
Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.76%
Five Years	2.88%
Ten Years	3.72%
Inception Date	Feb. 08, 1999
Small Company Growth Portfolio | Small Company Growth Portfolio - Small Company Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.38%
Five Years	18.33%
Ten Years	9.05%
Inception Date	Jun. 03, 1996
Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.89%
Five Years	4.29%
Ten Years	4.63%
Inception Date	Apr. 29, 1991
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.29%
Five Years	15.50%
Ten Years	7.87%
Inception Date	Jan. 08, 2003
Standard & Poor's 500 Index | Balanced Portfolio | Balanced Portfolio - Balanced Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
Standard & Poor's 500 Index | Capital Growth Portfolio | Capital Growth Portfolio - Capital Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
Standard & Poor's 500 Index | Equity Index Portfolio | Equity Index Portfolio - Equity Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
Standard & Poor's 500 Index | Growth Portfolio | Growth Portfolio - Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
Citigroup 3-Month U.S. Treasury Bill Index | Money Market Portfolio | Money Market Portfolio - Money Market Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.03%
Five Years	0.06%
Ten Years	1.46%
Barclays U.S. Aggregate Bond Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.45%
Ten Years	4.71%
Barclays U.S. Corporate High Yield Bond Index | High Yield Bond Portfolio | High Yield Bond Portfolio - High Yield Bond Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.45%
Five Years	9.03%
Ten Years	7.74%
Barclays U.S. 1-5 Year Credit Bond Index | Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.95%
Five Years	3.42%
Ten Years	4.10%
Russell 1000 Growth Index | Growth Portfolio | Growth Portfolio - Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.05%
Five Years	15.81%
Ten Years	8.49%
Russell 1000 Value Index | Diversified Value Portfolio | Diversified Value Portfolio - Diversified Value Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.45%
Five Years	15.42%
Ten Years	7.30%
REIT Spliced Index | REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.38%
Five Years	17.05%
Ten Years	8.48%
Russell 2500 Growth Index | Small Company Growth Portfolio | Small Company Growth Portfolio - Small Company Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.05%
Five Years	17.27%
Ten Years	9.37%
Composite Stock Bond Index | Balanced Portfolio | Balanced Portfolio - Balanced Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.36%
Five Years	12.16%
Ten Years	6.99%
MSCI ACWI ex USA Index | International Portfolio | International Portfolio - International Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.44%)
Five Years	4.89%
Ten Years	5.59%
MSCI US REIT Index | REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.38%
Five Years	17.05%
Ten Years	8.31%
Variable Insurance Equity Income Funds Average | Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.15%
Five Years	13.29%
Ten Years	6.54%
Variable Insurance Money Market Funds Average | Money Market Portfolio | Money Market Portfolio - Money Market Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	(0.02%)
Five Years	(0.01%)
Ten Years	1.42%
Spliced Mid Cap Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.83%
Five Years	17.10%
Ten Years	9.50%
MSCI US Mid Cap 450 Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.39%
Five Years	17.21%
Ten Years	9.55%
Spliced Total Market Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.46%
Five Years	15.64%
Ten Years	7.95%
S&P Total Market Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.46%
Five Years	15.64%
Ten Years	none
FTSE High Dividend Yield Index | Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.58%
Five Years	16.13%
Ten Years	7.88%
Spliced Equity Income Index | Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.58%
Five Years	16.13%
Ten Years	8.35%
Barclays U.S. Aggregate Float Adjusted Index | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Since Inception	3.01%
Barclays U.S. Aggregate Float Adjusted Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	none
Spliced Barclays U.S. Aggregate Float Adjusted Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	4.72%
Spliced International Index | International Portfolio | International Portfolio - International Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.87%)
Five Years	3.85%
Ten Years	3.70%
Conservative Allocation Composite Index | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.09%
Since Inception	8.77%
Moderate Allocation Composite Index | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.31%
Since Inception	11.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.47%
Since Inception	20.74%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.47%
Five Years	15.72%
Ten Years	8.09%
Variable Insurance Mixed-Asset Target Allocation Conservative Funds Average | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.30%
Since Inception	7.10%
Variable Insurance Mixed-Asset Target Allocation Moderate Funds Average | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.55%
Since Inception	10.29%
CRSP US Mid Cap Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.83%
Five Years	none
Ten Years	none
High-Yield Corporate Composite Index | High Yield Bond Portfolio | High Yield Bond Portfolio - High Yield Bond Portfolio
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.34%
Five Years	8.47%
Ten Years	none